UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4670

                         Global/International Fund, Inc.
                         -------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Global Bond Fund
Investment Portfolio as of July 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                         Principal
                                                                                         Amount ($)               Value ($)
                                                                                        -----------------------------------

Foreign Denominated Debt Obligations 70.2%
Argentine Peso 0.4%
Republic of Argentina, 5.83%, 12/31/2033 (PIK)(Cost $498,254)                               1,417,795              608,989
                                                                                                               -----------
British Pound 2.1%
United Kingdom, 5.0%, 9/7/2014 (Cost $3,694,744)                                            1,960,000            3,623,582
                                                                                                               -----------
Canadian Dollar 3.1%
Government of Canada:
3.0%, 12/1/2005                                                                             4,170,000            3,410,233
Series WL43, 5.75%, 6/1/2029                                                                1,780,000            1,767,988
                                                                                                               -----------
(Cost $4,606,659)                                                                                                5,178,221

Colombian Peso 0.2%
Republic of Colombia, 12.0%, 10/22/2015 (Cost $271,300)                                   636,000,000              301,408
                                                                                                               -----------
Euro 43.5%
Bundesrepublic Deutschland:
Series 03, 4.75%, 7/4/2034                                                                  3,650,000            5,207,553
5.5%, 1/4/2031                                                                              3,960,000            6,189,745
Series 97, 6.0%, 1/4/2007                                                                   7,040,000            8,981,843
Series 94, 6.25%, 1/4/2024                                                                  1,840,000            3,013,364
Buoni Poliennali Del Tes:
5.0%, 2/1/2012                                                                              1,950,000            2,644,925
6.0%, 5/1/2031                                                                                450,000              722,079
German Postal Pensions:
Series 1, 2.75%, 1/18/2011                                                                  2,150,000            2,592,196
Series 2, 3.375%, 1/18/2016                                                                 2,000,000            2,404,071
Government of Finland, 2.75%, 7/4/2006                                                      6,700,000            8,167,544
Government of France:
4.0%, 4/25/2014                                                                               900,000            1,159,477
5.25%, 4/25/2008                                                                            3,570,000            4,651,653
5.5%, 4/25/2010                                                                             4,400,000            6,006,628
5.75%, 10/25/2032                                                                           2,360,000            3,826,828
Government of Spain, 3.25%, 7/30/2010                                                       1,480,000            1,839,888
KFW Group, 3.5%, 4/17/2009                                                                  1,700,000            2,127,756
Kingdom of Belgium, Series 35, 5.75%, 9/28/2010                                             4,630,000            6,425,654
Netherlands Government, 2.75%, 1/15/2009                                                      910,000            1,113,345
Pemex Project Funding Master Trust, 6.625%, 4/4/2010                                          310,000              424,421
Republic of Austria, 3.9%, 7/15/2020                                                        1,420,000            1,790,900
Republic of Germany, Series 140, 4.5%, 8/17/2007                                            3,095,000            3,917,706
United Mexican States, Series A, 5.5%, 2/17/2020                                              115,000              148,843
                                                                                                               -----------
(Cost $71,694,722)                                                                                              73,356,419

Japanese Yen 16.3%
European Investment Bank, 1.4%, 6/20/2017                                                  25,000,000              221,303
Government of Japan:
Series 219, 0.1%, 4/20/2006                                                               267,000,000            2,376,598
Series 26, 0.2%, 3/20/2008                                                              1,117,000,000            9,936,486
Series 13, 0.5%, 6/20/2006                                                                305,000,000            2,724,292
Series 263, 1.6%, 9/20/2014                                                               196,000,000            1,805,205
Series 64, 1.9%, 9/20/2023                                                                330,000,000            2,950,980
Series 13, 2.0%, 12/20/2033                                                                49,000,000              404,278
Series 72, 2.1%, 9/20/2024                                                                145,000,000            1,319,721
Series 74, 2.1%, 12/20/2024                                                               289,000,000            2,618,922
Republic of Italy, 0.375%, 10/10/2006                                                     353,000,000            3,154,000
                                                                                                               -----------
(Cost $28,505,784)                                                                                              27,511,785

Malaysian Ringgit 0.2%
Government of Malaysia, Series 04/04, 4.032%, 9/15/2009
(Cost $348,297)                                                                             1,300,000              356,886
                                                                                                               -----------
Mexican Peso 1.3%
Mexican Bonds, Series MI-20, 8.0%, 12/7/2023 (Cost $2,023,503)                             27,650,000            2,236,059
                                                                                                               -----------
Swedish Krona 3.1%
Sweden Kingdom, 3.5%, 4/20/2006 (Cost $5,778,392)                                          40,400,000            5,272,404
                                                                                                               -----------

Total Foreign Denominated Debt Obligations (Cost $117,421,655)                                                 118,445,753
                                                                                                               -----------
US Dollar Denominated Debt Obligations 15.6%
United States Dollar
Aries Vermogensverwaltung GmbH, 144A, Series C, 9.6%, 10/25/2014                              750,000              961,905
Government National Mortgage Association:
7.0% with various maturities until 2/15/2029                                                  245,806              259,765
Pemex Project Funding Master Trust, 8.0%, 11/15/2011                                          410,000              462,480
Republic of Argentina, 8.28%, 12/31/2033 (PIK)                                              2,260,027            1,267,316
Republic of Bulgaria, 8.25%, 1/15/2015                                                      1,415,000            1,755,874
Republic of Indonesia, 7.25%, 4/20/2015                                                       900,000              905,625
Republic of Turkey:
11.75%, 6/15/2010                                                                             340,000              421,175
11.875%, 1/15/2030                                                                            290,000              412,163
Russian Federation, Step-up Coupon 5.0% to 3/31/2007, 7.5% to 3/31/2030                       900,000              997,920
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008                                                                   1,300,000            1,222,520
Series VII, 3.01%, 5/14/2011                                                                  630,000              551,754
US Treasury Bond:
6.125%, 11/15/2027                                                                          2,980,000            3,633,854
7.5%, 11/15/2016                                                                            1,500,000            1,912,558
US Treasury Note, 6.5%, 8/15/2005 (d)                                                      11,570,000           11,584,011
                                                                                                               -----------
Total US Dollar Denominated Debt Obligations (Cost $25,664,015)                                                 26,348,920


                                                                                               Shares             Value ($)
                                                                                               ------             ---------
Securities Lending Collateral 8.7%
Scudder Daily Assets Fund Institutional, 3.34% (b)(c)
(Cost $14,647,500)                                                                         14,647,500           14,647,500
                                                                                                               -----------
Cash Equivalents 5.5%
Scudder Cash Management QP Trust, 3.34% (a)
(Cost $9,276,314)                                                                           9,276,314            9,276,314
                                                                                                               -----------

                                                                                                 % of
                                                                                             Net Assets        Value ($)
                                                                                             ----------        ---------

Total Investment Portfolio  (Cost $167,009,484)                                                 100.0          168,718,487
Other Assets and Liabilities, Net                                                                 0.0              -23,846
                                                                                                               -----------
Net Assets                                                                                      100.0          168,694,641
                                                                                                               ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

(d) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2005 amounted to $14,426,682, which is 8.6% of net assets.

Included in the portfolio are investments in mortgage or asset-backed securities which are interest in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

PIK: Denotes that all or a portion of the income is paid in kind.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

As of July 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                               Unrealized
                                                                                              Appreciation
              Contracts to Deliver              In Exchange For          Date                     (US $)
-----------------------------------------------------------------------------------------------------------
JPY                            190,000,000 GBP         984,232        10/27/2005                    15,087
-----------------------------------------------------------------------------------------------------------
USD                              3,691,612 SGD       6,140,000        10/27/2005                    13,522
-----------------------------------------------------------------------------------------------------------
JPY                          1,453,000,000 USD      13,053,833        10/27/2005                    12,665
-----------------------------------------------------------------------------------------------------------
USD                                475,468 PLN       1,630,000        10/27/2005                     9,387
-----------------------------------------------------------------------------------------------------------
USD                              1,716,093 EUR       1,410,000        10/27/2005                     8,167
-----------------------------------------------------------------------------------------------------------
USD                                641,928 CHF         830,000        10/27/2005                     6,865
-----------------------------------------------------------------------------------------------------------
EUR                              1,416,652 SEK      13,300,000        10/27/2005                     6,261
-----------------------------------------------------------------------------------------------------------
JPY                            190,000,000 GBP         984,232        10/27/2005                     5,919
-----------------------------------------------------------------------------------------------------------
USD                                412,245 NOK       2,700,000        10/27/2005                     5,359
-----------------------------------------------------------------------------------------------------------
USD                              1,711,176 EUR       1,410,000        10/27/2005                     4,917
-----------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                       88,149
-----------------------------------------------------------------------------------------------------------

                                                                                               Unrealized
                                                                                              Appreciation
              Contracts to Deliver              In Exchange For          Date                     (US $)
-----------------------------------------------------------------------------------------------------------
USD                                422,727 AUD         560,000        10/27/2005                      (729)
-----------------------------------------------------------------------------------------------------------
EUR                                630,000 USD         761,695        10/27/2005                    (5,070)
-----------------------------------------------------------------------------------------------------------
SGD                              2,800,000 USD       1,683,780        10/27/2005                    (5,858)
-----------------------------------------------------------------------------------------------------------
EUR                              1,416,652 SEK      13,300,000        10/27/2005                    (9,189)
-----------------------------------------------------------------------------------------------------------
MXN                             22,790,000 USD       2,090,730        10/27/2005                   (27,369)
-----------------------------------------------------------------------------------------------------------
USD                              1,752,464 JPY     192,000,000        10/27/2005                   (29,199)
-----------------------------------------------------------------------------------------------------------
SEK                             24,710,000 USD       3,162,071        10/27/2005                   (35,853)
-----------------------------------------------------------------------------------------------------------
GBP                              2,515,000 USD       4,358,470        10/27/2005                   (52,786)
-----------------------------------------------------------------------------------------------------------
EUR                             35,860,000 USD      43,158,944        10/27/2005                  (485,801)
-----------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                     (651,854)
-----------------------------------------------------------------------------------------------------------


Currency Abbreviations
--------------------------------------------------------------------------------
AUD              Australian Dollar        NOK             Norwegian Krone
--------------------------------------------------------------------------------
CHF              Swiss Franc              PLN             Polish Zloty
--------------------------------------------------------------------------------
EUR              Euro                     SEK             Swedish Krona
--------------------------------------------------------------------------------
GBP              Great British Pound      SGD             Singapore Dollar
--------------------------------------------------------------------------------
JPY              Japanese Yen             USD             United States Dollar
--------------------------------------------------------------------------------
MXN              Mexican Peso
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Global Bond Fund, a series of
                                    Global/International Fund, Inc.


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Global Bond Fund, a series of
                                    Global/International Fund, Inc.


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005